Operating Leases - Future minimum lease payments due to Company (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable	$ 0	$ 2,581
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable	0	2,581
1 - 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable	0	0
Later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable	$ 0	$ 0